Subsidiaries	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Subsidiaries
15.
SUBSIDIARIES
a.
Information on subsidiaries with material noncontrolling interests

The table below shows details of less than wholly owned subsidiaries of the Company that have material noncontrolling interests:

	Place of Incorporation	Proportion of Ownership Interests and Voting Rights Held by Noncontrolling Interests
	and Principal	December 31
Subsidiaries	Place of Business	2024	2025
SENAO	Taiwan	72%	72%
CHPT	Taiwan	66%	66%

	Profit Allocated to Noncontrolling Interests			Accumulated Noncontrolling Interests
	Year Ended December 31			December 31
	2023	2024	2025	2024	2025
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
SENAO	$510	$353	$322	$4,549	$4,563
CHPT	$15	$295	$630	5,289	5,790
Individually immaterial subsidiaries with noncontrolling interests				3,142	3,987
				$12,980	$14,340

Summarized financial information in respect of SENAO and its subsidiaries that has material noncontrolling interests is set out below. The summarized financial information below represented amounts before intercompany eliminations.

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Current assets	$6,738	$7,103
Noncurrent assets	$3,522	$3,445
Current liabilities	$3,582	$3,911
Noncurrent liabilities	$416	$355
Equity attributable to the parent	$1,713	$1,719
Equity attributable to noncontrolling interests	$4,549	$4,563

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
		(In Millions)
Revenues and income	$31,675	$32,503	$33,337
Costs and expenses	30,964	32,012	32,888
Profit for the year	$711	$491	$449

Profit attributable to the parent	$201	$138	$127
Profit attributable to noncontrolling interests	510	353	322
Profit for the year	$711	$491	$449

Other comprehensive income (loss) attributable to the parent	$(9)	$11	$(5)
Other comprehensive income (loss) attributable to noncontrolling interests	(23)	30	(12)
Other comprehensive income (loss) for the year	$(32)	$41	$(17)

Total comprehensive income attributable to the parent	$192	$149	$122
Total comprehensive income attributable to noncontrolling interests	487	383	310
Total comprehensive income for the year	$679	$532	$432

Net cash flow from operating activities	$1,146	$904	$391
Net cash flow from investing activities	36	(356)	(14)
Net cash flow from financing activities	(873)	(819)	(389)
Effect of exchange rate changes on cash and cash equivalents	—	—	—
Net cash inflow (outflow)	$309	$(271)	$(12)

Dividends paid to noncontrolling interests	$408	$371	$306

Summarized financial information in respect of CHPT and its subsidiaries that has material noncontrolling interests is set out below. The summarized financial information below represented amounts before intercompany eliminations.

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Current assets	$4,936	$5,930
Noncurrent assets	$4,222	$4,021
Current liabilities	$1,102	$1,202
Noncurrent liabilities	$21	$13
Equity attributable to CHI	$2,746	$2,946
Equity attributable to noncontrolling interests	$5,289	$5,790

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
		(In Millions)
Revenues and income	$2,941	$3,670	$4,857
Costs and expenses	2,905	3,207	3,893
Profit for the year	$36	$463	$964

Profit attributable to CHI	$21	$168	$334
Profit attributable to noncontrolling interests	15	295	630
Profit for the year	$36	$463	$964

Other comprehensive income (loss) attributable to CHI	$(1)	$6	$(3)
Other comprehensive income (loss) attributable to noncontrolling interests	(2)	10	(5)
Other comprehensive income (loss) for the year	$(3)	$16	$(8)

Total comprehensive income attributable to CHI	$20	$174	$331
Total comprehensive income attributable to noncontrolling interests	13	305	625
Total comprehensive income for the year	$33	$479	$956

Net cash flow from operating activities	$325	$616	$1,574
Net cash flow from investing activities	(244)	(188)	(372)
Net cash flow from financing activities	(409)	(43)	(285)
Effect of exchange rate changes on cash and cash equivalents	(2)	15	(6)
Net cash inflow (outflow)	$(330)	$400	$911

Dividends paid to noncontrolling interests	$253	$11	$168

b.
Equity transactions with noncontrolling interests

CHIEF issued new shares in December 2023, December 2024 and March 2025 as its employees exercised options. Therefore, the Company’s ownership interest in CHIEF decreased. See Note 35(a) for details.

Chunghwa disposed of some shares of CHTSC in August 2024 before CHTSC traded its shares on the emerging stock market according to the local requirements. Therefore, the Company’s ownership interest in CHTSC decreased. CHTSC issued new shares in February 2023, May 2023, January 2024, March 2024, December 2024, February 2025, May 2025 and August 2025 as its employees exercised options. See Note 35(b)(c) for details. CHTSC conducted its initial public offering through public underwriting in September 2025, and Chunghwa did not participate in the capital increase of CHTSC in accordance with applicable regulations. Therefore, the Company’s ownership interest in CHTSC decreased.

Chunghwa disposed of some shares of IISI in August 2024 before IISI traded its shares on the emerging stock market according to the local requirements. Therefore, the Company’s ownership interest in IISI decreased. IISI was listed in November 2025. Chunghwa did not participate in the capital increase of its initial public offering through public underwriting and disposed of some shares of IISI in accordance with applicable regulations and the price stabilization mechanism. Therefore, the Company’s ownership interest in IISI decreased. See Note 35(e) for details.

CLPT issued new shares in May 2023, July 2024 and December 2025 as its employees exercised options. Therefore, the Company’s ownership interest in CLPT decreased. See Note 35(d) for details.

CHI disposed of some shares of CHPT from November to December 2025. Therefore, the Company’s ownership interest in CHPT decreased.

The above transactions were accounted for as equity transactions since the Company did not cease to have control over these subsidiaries.

The detailed information of the equity transactions for the years ended December 31, 2023, 2024 and 2025 was as follows:

	Year Ended December 31, 2023
	CHIEF Share-Based Payment	CHTSC Share-Based Payment	CLPT Share-Based Payment	Purchasing UTC shares
	NT$	NT$	NT$	NT$
	(In Millions)
Cash consideration received from (paid to) noncontrolling interests (Note)	$8	$15	$1	$—
The proportionate share of the carrying amount of the net assets of the subsidiary transferred from (to) noncontrolling interests	(2)	(13)	(1)	—
Differences arising from equity transactions	$6	$2	$—	$—

Line items for equity transaction adjustments
Additional paid-in capital - arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	$—	$—	$—	$—
Additional paid-in capital - arising from changes in equities of subsidiaries	$6	$2	$—	$—

	Year Ended December 31, 2024
	CHIEF Share-Based Payment	CHTSC Share-Based Payment	CLPT Share-Based Payment	Disposal of CHTSC Shares	Disposal of IISI Shares
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cash consideration received from noncontrolling interests (Note)	$14	$14	$9	$207	$52
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(10)	(14)	(13)	(19)	(16)
Differences arising from equity transactions	$4	$—	$(4)	$188	$36

Line items for equity transaction adjustments
Additional paid-in capital - arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	$—	$—	$—	$188	$36
Additional paid-in capital - arising from changes in equities of subsidiaries	$4	$—	$(4)	$—	$—

	Year Ended December 31, 2025
	Chunghwa Not Proportionately Participating in the Capital Increase of CHTSC	Chunghwa Not Proportionately Participating in the Capital Increase of IISI	CHIEF Share-Based Payment	CHTSC Share-Based Payment	CLPT Share-Based Payment	Disposal of CHPT Shares	Disposal of IISI Shares
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
			(In Millions)
Cash consideration received from noncontrolling interests	$1,032	$357	$13	$1	$17	$298	$13
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (from) to noncontrolling interests	(500)	(259)	(16)	8	(21)	(72)	(3)
Differences arising from equity transactions	$532	$98	$(3)	$9	$(4)	$226	$10

Line items for equity transaction adjustments
Additional paid-in capital - arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	$—	$—	$—	$—	$—	$226	$8
Additional paid-in capital - arising from changes in equities of subsidiaries	$532	$98	$(3)	$9	$(4)	$—	$2

Note: The proceeds from the new shares issued in February 2023 and January 2024 by CHTSC have been received in advance in December 2022 and December 2023, respectively.

c.
Loss of control of subsidiaries

Chunghwa no longer had more than half of seats of the Board of Directors of CHST since January 2025. As a result, the Company lost control over CHST and recognized CHST as an investment in associate.

The Company recognized the retained interest in CHST at the fair value on the date control was lost; therefore, the Company recognized the disposal gain of $15 million based on the difference between the fair value and the carrying amount. The disposal gain was included in other gains and losses in the consolidated statements of comprehensive income.

Analysis of assets and liabilities over which the Company lost control:

CHST (In Millions)
Current assets
Cash and cash equivalents	$9
Contract assets	9
Trade notes and accounts receivable, net	9
Inventories	7
Others	7
Noncurrent assets
Property, plant and equipment	—
Right-of-use assets	3
Deferred income tax assets	2
Others	12
Current liabilities
Short-term loans	(65)
Contract liabilities	(8)
Trade notes and accounts payable	(9)
Others	(2)
Noncurrent liabilities
Customers’ deposits	(7)
Others	(2)
Net liabilities	$(35)